Description of Organization and Business Operations (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Description of Organization and Business Operations (Details) [Line Items]
Sale of units (in Shares) | shares	20,000,000
Sale of price per unit (in Dollars per share) | $ / shares	$ 10
Aggregate value	$ 200,000,000
Placed in the trust account	204,000,000
Gross proceeds of the public offerin	200,000,000
Derived from proceeds	4,000,000
Trust account	$ 206,826,000
Fair market value, percentage	80.00%
Net tangible assets	$ 5,000,000
Extension amount per share (in Dollars per share) | $ / shares	$ 0.1
Business days	10 days
Taxes payable	$ 100,000
Cash	7,000
Accumulated deficit	$ 10,450
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of units (in Shares) | shares	945,715
Sale of price per unit (in Dollars per share) | $ / shares	$ 10
Aggregate value	$ 9,457,150
Trust account	7
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Placed in the trust account	$ 204,000,000